JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 98.7%
Common Stocks — 82.7%
Aerospace & Defense — 2.8%
Howmet Aerospace, Inc. (a)	35	3,358
Northrop Grumman Corp.	3	1,349
TransDigm Group, Inc.	2	2,797
		7,504
Air Freight & Logistics — 0.1%
FedEx Corp.	1	403
Automobile Components — 0.1%
Mobileye Global, Inc., Class A (Israel) *	13	270
Banks — 3.6%
Bank of America Corp.	17	687
Fifth Third Bancorp	72	3,044
Truist Financial Corp.	70	3,146
Wells Fargo & Co. (a)	49	2,889
		9,766
Beverages — 1.0%
Coca-Cola Co. (The)	9	561
Keurig Dr Pepper, Inc.	7	246
Monster Beverage Corp. *	22	1,135
PepsiCo, Inc.	4	724
		2,666
Biotechnology — 4.5%
AbbVie, Inc. (a)	16	2,915
Biogen, Inc. *	5	964
BioMarin Pharmaceutical, Inc. *	10	870
Exact Sciences Corp. *	10	462
Neurocrine Biosciences, Inc. *	8	1,157
Regeneron Pharmaceuticals, Inc. *	2	2,008
Sarepta Therapeutics, Inc. *	14	1,994
Vertex Pharmaceuticals, Inc. * (a)	3	1,742
		12,112
Broadline Retail — 1.3%
Amazon.com, Inc. * (a)	19	3,490
Building Products — 1.5%
Carrier Global Corp.	15	1,030
Trane Technologies plc	9	2,982
		4,012
Capital Markets — 2.9%
Ameriprise Financial, Inc.	5	2,077
Charles Schwab Corp. (The) (a)	44	2,858
Goldman Sachs Group, Inc. (The) (a)	5	2,359
Raymond James Financial, Inc.	6	727
		8,021

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — 0.4%
Dow, Inc.	12	669
Linde plc	1	369
Sherwin-Williams Co. (The)	—	146
		1,184
Communications Equipment — 0.2%
Arista Networks, Inc. *	1	531
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	4	2,200
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	1	1,033
Maplebear, Inc. *	15	497
		1,530
Electric Utilities — 2.4%
Entergy Corp.	7	799
NextEra Energy, Inc. (a)	33	2,571
PG&E Corp.	66	1,205
Southern Co. (The)	25	2,062
		6,637
Electrical Equipment — 0.5%
AMETEK, Inc.	5	853
Eaton Corp. plc	2	618
		1,471
Electronic Equipment, Instruments & Components — 0.0% ^
Keysight Technologies, Inc. *	1	124
Energy Equipment & Services — 0.3%
Baker Hughes Co.	7	298
Schlumberger NV	9	428
		726
Entertainment — 1.4%
Take-Two Interactive Software, Inc. *	14	2,083
Warner Music Group Corp., Class A	60	1,795
		3,878
Financial Services — 7.8%
Affirm Holdings, Inc. *	47	1,320
Block, Inc. *	57	3,515
Corpay, Inc. * (a)	13	3,894
Fidelity National Information Services, Inc.	44	3,359
Fiserv, Inc. * (a)	7	1,085
Jack Henry & Associates, Inc.	9	1,529
Mastercard, Inc., Class A (a)	10	4,925
WEX, Inc. *	9	1,636
		21,263

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Food Products — 1.0%
Hershey Co. (The)	6	1,126
Mondelez International, Inc., Class A	24	1,669
		2,795
Ground Transportation — 1.6%
CSX Corp.	5	190
Norfolk Southern Corp.	8	1,871
Saia, Inc. *	1	563
Uber Technologies, Inc. * (a)	12	769
XPO, Inc. *	8	860
		4,253
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp. *	17	1,280
Stryker Corp.	8	2,493
		3,773
Health Care Providers & Services — 1.8%
Elevance Health, Inc.	—	258
Humana, Inc.	5	1,668
UnitedHealth Group, Inc. (a)	5	2,968
		4,894
Health Care REITs — 0.3%
Ventas, Inc.	15	816
Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc. *	24	1,286
Darden Restaurants, Inc.	8	1,157
DoorDash, Inc., Class A *	7	744
Hilton Worldwide Holdings, Inc.	6	1,257
McDonald's Corp.	4	1,205
Royal Caribbean Cruises Ltd. *	11	1,707
Yum! Brands, Inc. (a)	19	2,582
		9,938
Household Durables — 0.1%
Lennar Corp., Class A	1	273
Household Products — 0.2%
Church & Dwight Co., Inc.	1	108
Clorox Co. (The)	4	496
		604
Industrial Conglomerates — 0.3%
Honeywell International, Inc. (a)	4	788
Industrial REITs — 0.1%
Prologis, Inc.	2	203
Insurance — 4.5%
Aflac, Inc.	5	504

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Insurance — continued
Aon plc, Class A	14	4,715
MetLife, Inc.	16	1,195
Progressive Corp. (The) (a)	11	2,320
Travelers Cos., Inc. (The)	16	3,511
		12,245
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A	4	769
Meta Platforms, Inc., Class A (a)	9	4,191
		4,960
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	3	257
MongoDB, Inc. *	2	510
Snowflake, Inc., Class A *	2	199
		966
Life Sciences Tools & Services — 1.3%
Danaher Corp.	3	946
Thermo Fisher Scientific, Inc.	4	2,470
		3,416
Machinery — 1.7%
Deere & Co.	—	155
Ingersoll Rand, Inc.	30	2,984
Otis Worldwide Corp.	17	1,581
		4,720
Media — 1.0%
Charter Communications, Inc., Class A *	—	133
Comcast Corp., Class A	9	377
Liberty Media Corp-Liberty SiriusXM, Class A *	102	2,307
		2,817
Multi-Utilities — 2.0%
Ameren Corp.	10	831
CMS Energy Corp.	17	1,113
Dominion Energy, Inc.	20	1,046
DTE Energy Co.	8	948
NiSource, Inc.	49	1,545
		5,483
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	7	1,351
Chevron Corp.	2	373
ConocoPhillips	7	746
Diamondback Energy, Inc.	4	810
EOG Resources, Inc.	5	613
EQT Corp.	23	776
Exxon Mobil Corp. (a)	18	2,158

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Marathon Oil Corp.	4	122
Targa Resources Corp.	5	721
TC Energy Corp. (Canada)	13	531
		8,201
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	11	1,063
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co. (a)	23	1,110
Elanco Animal Health, Inc. *	93	1,206
		2,316
Professional Services — 0.5%
Leidos Holdings, Inc.	9	1,272
Residential REITs — 0.4%
American Homes 4 Rent, Class A	22	795
Equity LifeStyle Properties, Inc.	6	419
		1,214
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc. *	7	1,048
Analog Devices, Inc. (a)	4	999
ASML Holding NV (Registered), ADR (Netherlands)	1	854
Marvell Technology, Inc.	34	2,255
Microchip Technology, Inc.	25	2,226
Micron Technology, Inc. (a)	33	3,600
NVIDIA Corp.	20	2,374
NXP Semiconductors NV (China) (a)	11	2,811
ON Semiconductor Corp. *	22	1,688
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	14	2,369
Texas Instruments, Inc. (a)	5	1,001
		21,225
Software — 5.5%
Crowdstrike Holdings, Inc., Class A *	2	441
Intuit, Inc. (a)	5	3,408
Microsoft Corp. (a)	8	3,268
PTC, Inc. *	1	298
Roper Technologies, Inc.	1	477
Salesforce, Inc.	15	3,845
ServiceNow, Inc. *	4	3,238
		14,975
Specialized REITs — 1.3%
American Tower Corp.	1	234
Digital Realty Trust, Inc.	21	3,170
		3,404

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — 3.5%
AutoZone, Inc. *	—	1,673
Best Buy Co., Inc.	18	1,522
Burlington Stores, Inc. *	11	2,845
Lowe's Cos., Inc. (a)	10	2,397
O'Reilly Automotive, Inc. * (a)	1	980
		9,417
Technology Hardware, Storage & Peripherals — 3.0%
Dell Technologies, Inc., Class C	4	409
Hewlett Packard Enterprise Co.	83	1,653
Seagate Technology Holdings plc	25	2,582
Western Digital Corp. *	53	3,567
		8,211
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc. *	4	953
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	—	241
WW Grainger, Inc.	1	561
		802
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	7	1,223
Total Common Stocks (Cost $174,715)		225,008
Short-Term Investments — 16.0%
Investment Companies — 16.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (b) (c)(Cost $43,560)	43,551	43,564
Total Long Positions (Cost $218,275)		268,572
Short Positions — (79.1)%
Common Stocks — (79.1)%
Aerospace & Defense — (2.4)%
Boeing Co. (The) *	(10)	(1,886)
Huntington Ingalls Industries, Inc.	(5)	(1,327)
L3Harris Technologies, Inc.	(2)	(469)
Lockheed Martin Corp.	(5)	(2,751)
		(6,433)
Air Freight & Logistics — (0.3)%
Expeditors International of Washington, Inc.	(6)	(732)
Automobiles — (0.6)%
Ford Motor Co.	(84)	(916)
General Motors Co.	(13)	(565)
Harley-Davidson, Inc.	(7)	(260)
		(1,741)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Banks — (1.9)%
Citigroup, Inc.	(13)	(815)
Huntington Bancshares, Inc.	(131)	(1,960)
PNC Financial Services Group, Inc. (The)	(12)	(2,274)
(5,049)
Beverages — (1.0)%
Brown-Forman Corp., Class B	(6)	(281)
Brown-Forman Corp., Class A	(5)	(235)
Molson Coors Beverage Co., Class B	(40)	(2,103)
(2,619)
Biotechnology — (1.8)%
Amgen, Inc.	(5)	(1,599)
Gilead Sciences, Inc.	(19)	(1,416)
Moderna, Inc. *	(16)	(1,953)
(4,968)
Building Products — (0.9)%
Johnson Controls International plc	(34)	(2,417)
Capital Markets — (4.9)%
Bank of New York Mellon Corp. (The)	(35)	(2,254)
BlackRock, Inc.	(3)	(2,400)
FactSet Research Systems, Inc.	(3)	(1,028)
Franklin Resources, Inc.	(64)	(1,461)
LPL Financial Holdings, Inc.	(3)	(755)
Moody's Corp.	(3)	(1,547)
Nasdaq, Inc.	(25)	(1,664)
State Street Corp.	(9)	(792)
T. Rowe Price Group, Inc.	(12)	(1,379)
(13,280)
Commercial Services & Supplies — (0.9)%
Cintas Corp.	(2)	(1,300)
Waste Management, Inc.	(6)	(1,185)
(2,485)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(25)	(1,234)
Consumer Finance — (0.7)%
American Express Co.	(4)	(1,032)
Synchrony Financial	(18)	(909)
(1,941)
Consumer Staples Distribution & Retail — (2.6)%
Dollar General Corp.	(2)	(252)
Kroger Co. (The)	(56)	(3,023)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.	(46)	(3,494)
Walgreens Boots Alliance, Inc.	(17)	(206)
(6,975)
Containers & Packaging — (0.6)%
Ball Corp.	(3)	(165)
International Paper Co.	(29)	(1,364)
(1,529)
Diversified Telecommunication Services — (0.8)%
AT&T, Inc.	(43)	(819)
Verizon Communications, Inc.	(35)	(1,419)
(2,238)
Electric Utilities — (3.9)%
American Electric Power Co., Inc.	(26)	(2,530)
Duke Energy Corp.	(9)	(977)
Eversource Energy	(29)	(1,884)
Exelon Corp.	(41)	(1,547)
FirstEnergy Corp.	(51)	(2,127)
Pinnacle West Capital Corp.	(10)	(848)
PPL Corp.	(26)	(777)
(10,690)
Electrical Equipment — (0.1)%
Acuity Brands, Inc.	(1)	(226)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(18)	(640)
Entertainment — (1.6)%
Electronic Arts, Inc.	(22)	(3,301)
Netflix, Inc. *	(2)	(1,149)
(4,450)
Financial Services — (3.5)%
PayPal Holdings, Inc. *	(46)	(3,039)
Toast, Inc., Class A *	(93)	(2,445)
Voya Financial, Inc.	(25)	(1,826)
Western Union Co. (The)	(197)	(2,337)
(9,647)
Food Products — (1.4)%
Campbell Soup Co.	(9)	(425)
Conagra Brands, Inc.	(34)	(1,012)
General Mills, Inc.	(7)	(488)
Kellanova	(6)	(362)
Kraft Heinz Co. (The)	(43)	(1,524)
(3,811)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Gas Utilities — (0.3)%
National Fuel Gas Co.	(12)	(721)
Ground Transportation — (0.4)%
Heartland Express, Inc.	(23)	(292)
Old Dominion Freight Line, Inc.	(3)	(699)
(991)
Health Care Equipment & Supplies — (1.0)%
Abbott Laboratories	(4)	(394)
Dentsply Sirona, Inc.	(14)	(383)
Intuitive Surgical, Inc. *	—	(136)
Zimmer Biomet Holdings, Inc.	(15)	(1,701)
(2,614)
Health Care Providers & Services — (2.5)%
Centene Corp. *	(17)	(1,298)
Cigna Group (The)	(6)	(2,030)
CVS Health Corp.	(18)	(1,072)
Henry Schein, Inc. *	(14)	(1,018)
Labcorp Holdings, Inc.	(2)	(528)
Molina Healthcare, Inc. *	(2)	(738)
(6,684)
Hotels, Restaurants & Leisure — (2.3)%
Airbnb, Inc., Class A *	(3)	(431)
Carnival Corp. *	(18)	(300)
Choice Hotels International, Inc.	(8)	(1,095)
Domino's Pizza, Inc.	(4)	(1,566)
Starbucks Corp.	(36)	(2,776)
(6,168)
Household Durables — (0.2)%
DR Horton, Inc.	(1)	(187)
Mohawk Industries, Inc. *	(1)	(172)
NVR, Inc. *	—	(129)
(488)
Household Products — (0.1)%
Colgate-Palmolive Co.	(1)	(144)
Kimberly-Clark Corp.	(1)	(110)
(254)
Industrial Conglomerates — (0.6)%
3M Co.	(12)	(1,509)
Insurance — (4.4)%
Allstate Corp. (The)	(15)	(2,565)
American International Group, Inc.	(31)	(2,467)
Arch Capital Group Ltd. *	(10)	(993)
Hartford Financial Services Group, Inc. (The)	(15)	(1,601)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Kinsale Capital Group, Inc.	(2)	(978)
Willis Towers Watson plc	(3)	(798)
WR Berkley Corp.	(47)	(2,570)
(11,972)
Interactive Media & Services — (0.2)%
Alphabet, Inc., Class C	(4)	(661)
IT Services — (1.5)%
EPAM Systems, Inc. *	(2)	(547)
International Business Machines Corp.	(19)	(3,636)
(4,183)
Life Sciences Tools & Services — (1.6)%
Agilent Technologies, Inc.	(6)	(852)
Bruker Corp.	(20)	(1,377)
Revvity, Inc.	(2)	(287)
Waters Corp. *	(6)	(1,844)
(4,360)
Machinery — (2.7)%
Caterpillar, Inc.	(2)	(523)
Donaldson Co., Inc.	(30)	(2,257)
Illinois Tool Works, Inc.	(11)	(2,793)
PACCAR, Inc.	(1)	(117)
Stanley Black & Decker, Inc.	(17)	(1,730)
(7,420)
Media — (3.1)%
Fox Corp., Class A	(107)	(4,073)
Interpublic Group of Cos., Inc. (The)	(69)	(2,223)
Omnicom Group, Inc.	(13)	(1,325)
Paramount Global, Class B	(76)	(865)
(8,486)
Multi-Utilities — (0.6)%
CenterPoint Energy, Inc.	(14)	(381)
Consolidated Edison, Inc.	(2)	(238)
Sempra	(13)	(1,026)
(1,645)
Office REITs — (0.0)% ^
Orion Office REIT, Inc.	—	—
Oil, Gas & Consumable Fuels — (2.2)%
Coterra Energy, Inc.	(34)	(881)
Enbridge, Inc. (Canada)	(33)	(1,250)
Kinder Morgan, Inc.	(40)	(841)
Marathon Petroleum Corp.	(1)	(128)
Occidental Petroleum Corp.	(10)	(601)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.	(17)	(1,409)
Valero Energy Corp.	(5)	(871)
(5,981)
Passenger Airlines — (0.2)%
Southwest Airlines Co.	(22)	(602)
Pharmaceuticals — (2.7)%
Eli Lilly & Co.	(3)	(2,297)
Johnson & Johnson	(5)	(847)
Merck & Co., Inc.	(12)	(1,410)
Pfizer, Inc.	(44)	(1,331)
Zoetis, Inc.	(9)	(1,581)
(7,466)
Professional Services — (3.4)%
Automatic Data Processing, Inc.	(6)	(1,485)
Booz Allen Hamilton Holding Corp.	(3)	(367)
Dayforce, Inc. *	(23)	(1,361)
Equifax, Inc.	(9)	(2,659)
Paychex, Inc.	(14)	(1,847)
Paycom Software, Inc.	(5)	(792)
Robert Half, Inc.	(8)	(485)
Verisk Analytics, Inc.	(1)	(371)
(9,367)
Residential REITs — (0.3)%
Essex Property Trust, Inc.	(2)	(435)
Mid-America Apartment Communities, Inc.	(2)	(289)
(724)
Retail REITs — (1.3)%
NNN REIT, Inc.	(32)	(1,462)
Simon Property Group, Inc.	(14)	(2,101)
(3,563)
Semiconductors & Semiconductor Equipment — (8.2)%
Applied Materials, Inc.	(25)	(5,402)
ARM Holdings plc *	(24)	(3,460)
Broadcom, Inc.	(16)	(2,576)
Intel Corp.	(30)	(906)
KLA Corp.	(2)	(1,908)
Lam Research Corp.	(1)	(947)
Monolithic Power Systems, Inc.	(2)	(1,748)
QUALCOMM, Inc.	(17)	(2,995)
Teradyne, Inc.	(19)	(2,468)
(22,410)
Software — (2.6)%
Adobe, Inc. *	(4)	(1,974)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
Oracle Corp.	(12)	(1,669)
UiPath, Inc., Class A *	(11)	(129)
Workday, Inc., Class A *	(14)	(3,258)
(7,030)
Specialized REITs — (0.7)%
Extra Space Storage, Inc.	(5)	(791)
Iron Mountain, Inc.	(11)	(1,165)
(1,956)
Specialty Retail — (1.2)%
Home Depot, Inc. (The)	(6)	(2,149)
Ulta Beauty, Inc. *	—	(234)
Williams-Sonoma, Inc.	(6)	(899)
(3,282)
Technology Hardware, Storage & Peripherals — (1.8)%
HP, Inc.	(65)	(2,365)
NetApp, Inc.	(21)	(2,620)
(4,985)
Textiles, Apparel & Luxury Goods — (1.6)%
NIKE, Inc., Class B	(53)	(3,985)
On Holding AG (Switzerland), Class A *	(12)	(498)
(4,483)
Trading Companies & Distributors — (0.8)%
Fastenal Co.	(30)	(2,090)
Total Common Stocks (Proceeds $(200,884))		(215,200)
Total Short Positions (Proceeds $(200,884))		(215,200)
Total Investments — 19.6% (Cost $17,391)		53,372
Other Assets Less Liabilities — 80.4%		218,698
Net Assets — 100.0%		272,070

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $39,072.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(35)	09/20/2024	USD	(9,727)	(40)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$268,572	$—	$—	$268,572
Total Liabilities for Securities Sold Short (a)	$(215,200)	$—	$—	$(215,200)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(40)	$—	$—	$(40)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$10,236	$220,018	$186,679	$(14)	$3	$43,564	43,551	$1,031	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.